Income Taxes - Summary of Differences Between Statutory Federal Income Tax Rate and Effective Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income taxes (benefit) at Federal statutory rate, Amount	$ (1,378)	$ 84
State taxes, net of Federal tax benefit, Amount	(146)	10
Other, Amount	(66)	11
Total income taxes	$ (1,590)	$ 105
Income taxes (benefit) at Federal statutory rate, Percentage	(34.00%)	34.00%
State taxes, net of Federal tax benefit, Percentage	(3.60%)	4.10%
Other, Percentage	(1.60%)	4.60%
Total, Percentage	(39.20%)	42.70%